Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
U.S. corporate tax rate (as a percent)	21.00%	35.00%
Deferred income tax assets:
Net federal and state operating loss carryforwards	$ 120,555	$ 110,145
Research and development credits	16,383	14,757
Share-based compensation	3,130	3,994
Depreciation and amortization	17	21
Total deferred tax assets	140,085	128,917
Deferred income tax liabilities:
Other	461	92
Total deferred tax liabilities	461	92
Net deferred tax assets	139,624	128,825
Valuation allowance	(139,624)	(128,825)
Net deferred tax assets and liabilities	0	0
Valuation allowance disclosure
Increase (Decrease) in valuation allowance	10,799	$ (47,132)	$ 9,347
Tax credits
Unrecognized Tax Benefits	0
Federal
Valuation allowance disclosure
Net operating loss carryforwards	472,054
State
Valuation allowance disclosure
Net operating loss carryforwards	$ 411,396